UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Priest
Title:  Chief Operating Officer
Phone:  (212) 984-8822


Signature, Place and Date of Signing:

/s/ Michael Priest             New York, New York           February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $ 848,253
                                         (thousands)


List of Other Included Managers:  NONE

                        FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000) PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                --------        --------    -------  --------   --- ----   ----------  --------  -----   ------- ----
ALLERGAN INC                  COM             018490102   43,870      500,000 SH         SOLE        N/A          500,000
APPLE INC                     COM             037833100   56,700      140,000 SH         SOLE        N/A          140,000
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107   11,292      550,000 SH         SOLE        N/A          550,000
BAIDU INC                     SPON ADR REP A  056752108    5,824       50,000 SH         SOLE        N/A           50,000
CITRIX SYS INC                COM             177376100   46,754      770,000 SH         SOLE        N/A          770,000
DIRECTV                       COM CL A        25490A101   23,518      550,000 SH         SOLE        N/A          550,000
ELAN PLC                      ADR             284131208   27,480    2,000,000 SH         SOLE        N/A        2,000,000
EXPRESS SCRIPTS INC           COM             302182100   21,228      475,000 SH         SOLE        N/A          475,000
FRESH MKT INC                 COM             35804H106   31,920      800,000 SH         SOLE        N/A          800,000
GOOGLE INC                    CL A            38259P508   71,049      110,000 SH         SOLE        N/A          110,000
GRIFOLS S A                   SPONSORED ADR   398438309    8,986    1,625,000 SH         SOLE        N/A        1,625,000
ILLUMINA INC                  COM             452327109    9,906      325,000 SH         SOLE        N/A          325,000
INFORMATICA CORP              COM             45666Q102   16,619      450,000 SH         SOLE        N/A          450,000
LIBERTY GLOBAL INC            COM SER A       530555101   78,162    1,905,000 SH         SOLE        N/A        1,905,000
LIBERTY GLOBAL INC            COM SER C       530555309   13,239      335,000 SH         SOLE        N/A          335,000
LIBERTY MEDIA CORPORATION     LIB CAP COM A   530322106   35,903      460,000 SH         SOLE        N/A          460,000
LIONS GATE ENTMNT CORP        COM NEW         535919203   14,477    1,740,000 SH         SOLE        N/A        1,740,000
MAKEMYTRIP LIMITED MAURITIUS  SHS             V5633W109   22,357      930,000 SH         SOLE        N/A          930,000
MAKO SURGICAL CORP            COM             560879108   22,059      875,000 SH         SOLE        N/A          875,000
MEAD JOHNSON NUTRITION CO     COM             582839106    9,279      135,000 SH         SOLE        N/A          135,000
MOLYCORP INC DEL              COM             608753109    2,398      100,000 SH         SOLE        N/A          100,000
PRICESMART INC                COM             741511109   20,877      300,000 SH         SOLE        N/A          300,000
QUESTCOR PHARMACEUTICALS INC  COM             74835Y101   14,137      340,000 SH         SOLE        N/A          340,000
SALIX PHARMACEUTICALS INC     COM             795435106   12,441      260,000 SH         SOLE        N/A          260,000
SEARS HLDGS CORP              COM             812350106    2,625       82,600 SH         SOLE        N/A           82,600
SIRIUS XM RADIO INC           COM             82967N108   42,770   23,500,000 SH         SOLE        N/A       23,500,000
SIRONA DENTAL SYSTEMS INC     COM             82966C103   19,818      450,000 SH         SOLE        N/A          450,000
SODASTREAM INTERNATIONAL LTD  USD SHS         M9068E105    4,904      150,000 SH         SOLE        N/A          150,000
ULTA SALON COSMETCS & FRAG I  COM             90384S303   90,888    1,400,000 SH         SOLE        N/A        1,400,000
UNIVERSAL DISPLAY CORP        COM             91347P105   14,676      400,000 SH         SOLE        N/A          400,000
VALEANT PHARMACEUTICALS INTL  COM             91911K102   15,174      325,000 SH         SOLE        N/A          325,000
VERA BRADLEY INC              COM             92335C106   16,125      500,000 SH         SOLE        N/A          500,000
VMWARE INC                    CL A COM        928563402   20,798      250,000 SH         SOLE        N/A          250,000


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